Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	0-54785
Entity Registrant Name	GLUCOTRACK, INC.
Entity Central Index Key	0001506983
Entity Tax Identification Number	98-0668934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Ariel Sharon Street
Entity Address, Address Line Two	P.O. Box 6037607
Entity Address, City or Town	Or Yehuda
Entity Address, Country	IL
Entity Address, Postal Zip Code	7760049
City Area Code	972
Local Phone Number	675-7878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None.
Entity Emerging Growth Company	false